Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Non-current assets
Property, plant and equipment	$ 27,544	$ 27,615	$ 29,233
Goodwill	128,114	133,311	140,940
Intangible assets	42,452	44,831	45,874
Investments in associates and joint ventures	5,861	6,136	5,263
Investment securities	110	108	100
Deferred tax assets	1,719	1,517	1,251
Employee benefits	14	16	22
Income tax receivables	1,081	992	708
Derivatives	132	291	25
Trade and other receivables	807	769	834
Non-current assets	207,834	215,587	224,251
Current assets
Investment securities	92	87	1,304
Inventories	4,427	4,234	4,119
Income tax receivables	627	457	908
Derivatives	230	16	458
Trade and other receivables	6,187	6,375	6,566
Cash and cash equivalents	7,238	7,074	10,472
Assets classified as held for sale	10,013	39	133
Current assets	28,814	18,281	23,960
Total assets	236,648	233,868	248,208
Equity
Issued capital	1,736	1,736	1,736
Share premium	17,620	17,620	17,620
Reserves	24,882	19,061	24,833
Retained earnings	31,484	26,068	28,387
Equity attributable to equity holders of AB InBev	75,722	64,485	72,576
Non-controlling interests	8,831	7,404	7,624
Total equity	84,553	71,889	80,200
Non-current liabilities
Interest-bearing loans and borrowings	97,564	106,997	110,637
Employee benefits	2,848	2,681	2,993
Deferred tax liabilities	12,824	13,165	13,107
Income tax payables	1,022	576	732
Derivatives	352	766	937
Trade and other payables	1,943	1,816	1,462
Provisions	701	1,152	1,515
Non-current liabilities	117,254	127,153	131,383
Current liabilities
Bank overdrafts	68	114	117
Interest-bearing loans and borrowings	5,410	4,584	7,846
Income tax payables	1,346	1,220	1,558
Derivatives	3,799	5,574	1,457
Trade and other payables	22,864	22,568	24,762
Provisions	210	766	885
Liabilities associated with assets held for sale	1,145
Total current liabilities	34,841	34,826	36,625
Total equity and liabilities	$ 236,648	$ 233,868	$ 248,208

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.